INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)	2.00%	1.90%	2.40%
Foreign operations (as a percent)	(3.20%)	(4.50%)	(2.70%)
Domestic manufacturing deduction (as a percent)	(2.90%)	(2.00%)	(1.10%)
Change in valuation allowance (as a percent)	1.20%
Nondeductible deal costs (as a percent)	0.80%
Audit settlements and refunds (as a percent)	(0.50%)	(1.30%)
Other, net (as a percent)	(0.60%)	(0.10%)	(1.10%)
Effective income tax rate (as a percent)	31.80%	29.00%	32.50%
Unremitted foreign earnings that are considered permanently reinvested	$ 1,200,000,000
Decrease in company's gross liability for unrecognized tax benefits that could result from tax settlements during the next twelve months	10,000,000
Recognized discrete tax benefit, net		8,000,000
Recognized discrete tax expense, net	7,400,000
Income tax charge due to the passage of the U.S. Patient Protection and Affordable Care Law		5,000,000
Recognized discrete tax charges related to optimizing the business structure			4,500,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year	66,200,000	116,700,000	110,600,000
Additions based on tax positions related to the current year	7,300,000	10,400,000	16,000,000
Additions for tax positions of prior years	1,400,000	200,000	6,000,000
Reductions for tax positions of prior years	(27,000,000)	(9,100,000)	(5,200,000)
Reductions for tax positions due to statute of limitations	(800,000)	(6,800,000)	(8,700,000)
Settlements	(8,000,000)	(44,600,000)	(5,400,000)
Assumed in connection with the Nalco merger	50,100,000
Foreign currency translation	300,000	(600,000)	3,400,000
Balance at end of year	89,500,000	66,200,000	116,700,000
Unrecognized tax benefits that would affect the annual effective tax rate	87,000,000
Interest on unrecognized tax benefits accrued during the period	4,000,000
Income tax penalties and interest accrued	$ 6,000,000	$ 4,000,000